Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING REVENUES
Time charter revenues (include related party revenues of $nil0 and $66,929 for each of the periods ended June 30, 2023 and 2022, respectively)	$ 316,326	$ 284,667
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible liabilities-charter agreements of $nil0 and $5,385 for each of the periods ended June 30, 2023 and 2022, respectively)	5,045	23,420
Total Operating Revenues	321,371	308,087
OPERATING EXPENSES
Vessel operating expenses (include related party vessel operating expenses of $8,901 and $8,609 for each of the periods ended June 30, 2023 and 2022, respectively)	86,169	80,886
Time charter and voyage expenses (include related party time charter and voyage expenses of $3,662 and $2,950 for each of the periods ended June 30, 2023 and 2022, respectively)	12,139	9,458
Depreciation and amortization	43,356	40,125
General and administrative expenses	9,500	10,292
Operating Income	170,207	167,326
NON-OPERATING INCOME/(EXPENSES)
Interest income	4,394	515
Interest and other finance expenses (include acceleration of deferred financing costs of $108 and prepayment fees, acceleration of deferred financing costs and premium of $19,053 for each of the periods ended June 30, 2023 and 2022, respectively)	(22,008)	(48,742)
Other income, net	1,160	178
Fair value adjustment on derivative asset	(1,368)	6,648
Total non-operating expenses	(17,822)	(41,401)
Income before income taxes	152,385	125,925
Income taxes	(5)	0
Net Income	152,380	125,925
Earnings allocated to Series B Preferred Shares	(4,768)	(4,768)
Net Income available to Common Shareholders	$ 147,612	$ 121,157
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,533,273	36,578,297
Diluted	36,206,309	37,288,826
Net Earnings per Class A common share
Basic	$ 4.15	$ 3.31
Diluted	$ 4.08	$ 3.25